Reorganization and Fresh Start Accounting - Fresh Start Adjustment, Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Common stock	$ 1	$ 1	$ 2,511	$ 2,492
Additional paid-in capital	1,388,388	1,018,767	814,796	807,093
Intangible assets	76,262	113,389
Long-term debt	406,000	393,500		3,779,499
Deferred income taxes	13,568	21,525	9,292	68,201
Accumulated other comprehensive income (loss)	$ (267)	0	$ (58,012)	$ (58,389)
Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Common stock		2,500
Additional paid-in capital		815,500
Intangible assets		113,389
Long-term debt		41,446
Deferred income taxes		29,550
Accumulated other comprehensive income (loss)		$ 57,904